SCHEDULE H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 026	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	026
Entity tax identification number	39-0380010
Cost	$ 0
Current Value	$ 76,682,327
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	10.50%